FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments	$ 1,647	$ 1,737
Restricted cash and investments, fair value	1,647	1,737
Financial liabilities:
Term Loans, fair value	8,793	11,530
Term Loans	$ 8,954	$ 11,938